Gold Prepay Loan	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Gold Prepay Loan	Gold Prepay Loan
In September 2016, the Orion Fund II Portfolio provided a $42.2 million senior-secured gold prepay facility to Premier Gold Mines Limited (“Premier”) pursuant to a gold prepay agreement. Under this agreement, Orion Fund II Portfolio obtained the right to receive 2,450 ounces (“oz.”) of gold in kind and interest of 6.5% payable quarterly in cash.
On March 4, 2020, Orion Fund II Portfolio increased the principal amount outstanding under its existing gold prepay agreement by $15.5 million with Premier and extended the maturity date to June 30, 2023 being required to deliver each quarter 2,450 ounces of refined gold to Orion Fund II Portfolio until June 30, 2020, and 1,000 ounces of refined gold thereafter, until an aggregate of 16,900 ounces of refined gold (inclusive of the ounces remaining under the initial gold prepay agreement) have been delivered to the Company (the “Gold Prepay Loan”). Pursuant to the gold prepay agreement, adjustments can be made to the quarterly gold deliveries, if the quarterly average gold price is greater than $1,650 per ounce, then the aggregate gold quantity deliverable is reduced by 100 ounces of refined gold, effective as of the first day of the next quarter (and if the quarterly average gold price is less than $1,350 per ounce, then the aggregate gold quantity deliverable is increased by 100 ounces of refined gold).
On April 7, 2021, in connection with the closing of the acquisition of Premier by Equinox Gold Corp. (“Equinox”), the Company amended its Mercedes and South Arturo silver stream as described in Note 9. Concurrently with the completion of the amendments, the Gold Prepay Loan was terminated.

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Opening balance	15,157	6,842

Increase in principal of Gold Prepay Loan	—	15,500
Gold deliveries	(1,522)	(11,674)
Interest	(210)	(965)
Change in fair value	(690)	5,454
Termination	(12,735)	—

Closing balance	—	15,157